Derivative Liabilities - Schedule of Change in Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	[1]
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance			$ 1,857,252	[1]		[1]
Initial valuation of derivative liabilities upon issuance of warrants			131,074
Cancellation of warrants			(1,253,140)
Change in fair value of derivative liabilities	$ 2,191,677		1,156,518		(861,302)
Derivative liabilities, Ending balance	$ 1,891,704		$ 1,891,704		$ 1,857,252

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis